STOCKHOLDERS' EQUITY (DEFICIT) (Details Narrative)			12 Months Ended
	Sep. 30, 2021 USD ($) Vote $ / shares shares	Jun. 08, 2020	Sep. 30, 2021 USD ($) Vote $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 $ / shares
Preferred stock, shares authorized	16,666,667		16,666,667
Reverse stock split		1 for 1.5 reverse stock split of the Company’s common stock became effective.
Common stock, shares authorized	316,666,667		316,666,667
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common stock, shares issues	133,470,018		133,470,018	114,320,910
Common stock, shares outstanding	133,470,018		133,470,018	114,320,910
Number of shares issued			9,001,460	4,393,333
Number of shares issued, value | $			$ 11,251,829	$ 3,516,500
Payment in kind interest stock issuance (in shares)			14,475
Payment in kind interest stock issuance | $			$ 41,977
Number of shares issued in satisfaction			497,429	93,333
Number of shares issued in satisfaction , value | $			$ 485,144	$ 47,168
Offering costs | $			$ 0	$ 80,134
Exercise price of warrants | $ / shares	$ 1.63		$ 1.63	$ 0.73	$ 0.68
Number of shares issued for services			95,718	4,000,000
Number of shares issued for services, value | $			$ 236,834	$ 1,500,000
Accrued liabilities | $	$ 941,440		941,440	537,884
Deemed dividend. | $				3,800,000
Value of loan conversion | $			$ 376,356
Shares to be issued for loan conversion			1,003,618
Proceeds from issuing common stock subscribed | $			$ 350,000	35,000
Inducement Expense | $				$ 3,793,406
Number of shares issued			320,000
Non-Recoverable License Content Assets [Member]
Asset impairment charges | $			$ 2,260,799
License Content Asset [Member]
Number of shares issued for services			1,278,771
Number of shares issued for services, value | $			$ 2,260,799
Asset impairment charges | $			$ 2,260,799
EON Media Group [Member]
Number of shares issued			2,457,898
Number of shares issued, value | $			$ 6,553,235
Ownership percentage	100.00%		100.00%
Common Stock
Number of shares issued, value | $			$ 11,251,825
Value of loan conversion | $			$ 217,905
Shares to be issued for loan conversion			363,176
Interlink Plus, Inc. [Member]
Number of shares issued				5,168,931
Debt to a related party | $				$ 180,000
Legal expenses | $				80,134
Accrued liabilities | $				$ 3,842
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Number of shares issued	5,773,460
Exercise price of warrants | $ / shares	$ 2.75		$ 2.75
Number of aggregate warrants	6,573,460		6,573,460
Number of shares issued	320,000
Shares issued to related party, value | $	$ 295,181
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Common Stock | Private Placement [Member]
Number of shares issued	5,253,460
Number of shares issued, value | $	$ 4,663,116
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized	3,333,334		3,333,334	3,333,334
Preferred stock, shares issues	0		0	30,667
Preferred stock, shares outstanding	0		0	30,667
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 0.15		$ 0.15	$ 0.15
Preferred stock, number of votes per share | Vote	100		100
Preferred stock, convertible, conversion ratio	100		100
Conversion of series A convertible stock to common stock (in shares)			3,066,700
Series A Convertible Preferred Stock [Member] | Interlink Plus, Inc. [Member]
Number of shares issued				30,667
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized	3,333,334		3,333,334	3,333,334
Preferred stock, shares issues	200,000		200,000	200,000
Preferred stock, shares outstanding	200,000		200,000	200,000
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 1.50		$ 1.50	$ 1.50
Preferred stock, number of votes per share | Vote	100		100
Preferred stock, convertible, conversion ratio	100		100
Series B Convertible Preferred Stock [Member] | Stock Issued For Cash [Member]
Number of shares issued				100,000
Number of shares issued, value | $				$ 4,800,000
Debt instrument, forgiveness | $				1,006,594
Inducement Expense | $				$ 3,793,406
Series B Convertible Preferred Stock [Member] | Stock Issued For Loan Forgiveness [Member]
Number of shares issued				100,000
Number of shares issued, value | $				$ 4,800,000
Proceeds from issuance of convertible preferred stock | $				1,000,000
Deemed dividend. | $				$ 3,800,000